LOANS TO THIRD PARTIES-LONG TERM (Tables)	12 Months Ended
Jun. 30, 2026
LOANS TO THIRD PARTIES- LONG TERM
Summary of loans to third parties-long term

	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US Dollars
Working fund to third party companies	¥118,500,000	¥283,684,309	$41,809,894
Loans to third parties-long term	¥118,500,000	¥283,684,309	$41,809,894